UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2015
Date of reporting period: December 31, 2015

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis FUNDS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2015

ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS VALUE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Value Portfolio outperformed the Standard & Poor's 500® Index (S&P 500®) for the twelve-month period ended December 31, 2015. The Fund delivered a total return of 1.60%, versus a 1.38% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Consumer Discretionary (up 10%), Health Care (up 7%), and Consumer Staples (up 7%). The sectors within the S&P 500® that reported the weakest performance were Energy (down 21%), Materials (down 8%), and Utilities (down 5%).

Contributors to Performance
The Fund's holdings in the Consumer Discretionary sector made significant contributions to performance2. The Fund's Consumer Discretionary holdings were up about 23%, compared to up 10% for the S&P 500® sector. The Fund also benefited from a higher average weighting (18%, compared to 13% for the S&P 500® sector) in the strongest performing sector. Amazon3 (up 118%) was the Fund's overall top contributor and its largest holding.

Returns from holdings in the Information Technology sector also helped performance. The Fund's Information Technology holdings were up about 26%, compared to up 5% for the S&P 500® sector. Alphabet Inc. (up 46%), a holding company for Google, Inc., was the second-largest holding in the Fund and a strong performer. Qihoo 360 Technology (up 27%), a provider of Internet and mobile security products and services in China also contributed.

Additional contributors included UnitedHealth Group (up 18%) from the Health Care sector; Costco (up 19%) and Heineken Holding (up 25%) from the Consumer Staples sector; and Julius Baer Group (up 24%), JPMorgan Chase (up 8%), and Visa (up 19%) from the Financial sector. The Fund no longer holds Julius Baer Group.

Detractors from Performance
The Fund's holdings in the Energy sector were the most significant detractor from performance. The Fund's Energy holdings were down about 44%, compared to down 21% for the S&P 500® sector. Leading detractors were Encana (down 62%), Cabot Oil & Gas (down 47%), and Ultra Petroleum (down 81%).

The Fund suffered from its heavily weighted position (34%, compared to 17% for the S&P 500® sector) in the weak performing Financial sector. American Express (down 24%) was the Fund's overall top detractor and fourth-largest holding. Standard Chartered (down 48%) and Berkshire Hathaway (down 12%) also lagged.

Several Consumer Discretionary holdings hindered performance despite the sector, as a whole, producing positive returns for the Fund. Las Vegas Sands (down 21%) and CarMax (down 19%) detracted from results.

The Fund had approximately 12% of its net assets invested in foreign securities. As a whole, the Fund's foreign holdings underperformed its domestic holdings (down 17%, versus up 5%).

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the period ended December 31, 2015, unless otherwise noted. Return figures for underlying fund positions reflect the return of the security from the beginning of the year or the date of first purchase if subsequent thereto through the end of the year or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g. trading activity, weighting).
1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on December 31, 2005

Average Annual Total Return for periods ended December 31, 2015

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	1.60%	9.27%	5.16%	4.96%	0.62%	0.62%
Standard & Poor's 500® Index	1.38%	12.57%	7.31%	4.37%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2015

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/15 Net Assets)		(% of 12/31/15 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	86.80%	Diversified Financials	17.19%	4.97%
Common Stock (Foreign)	11.51%	Information Technology	14.54%	20.69%
Preferred Stock (Foreign)	0.79%	Retailing	12.65%	5.52%
Short-Term Investments	1.34%	Banks	12.14%	6.04%
Other Assets & Liabilities	(0.44)%	Materials	8.03%	2.76%
	100.00%	Health Care	7.90%	15.15%
		Energy	6.89%	6.50%
		Capital Goods	4.33%	7.25%
		Food, Beverage & Tobacco	3.02%	5.64%
		Insurance	2.93%	2.71%
		Media	2.74%	3.03%
		Food & Staples Retailing	2.35%	2.36%
		Other	2.01%	14.48%
		Consumer Services	1.77%	1.90%
		Automobiles & Components	1.51%	1.00%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/15 Net Assets)

Amazon.com, Inc.	Retailing	7.79%
Alphabet Inc.*	Software & Services	6.89%
Wells Fargo & Co.	Banks	6.05%
American Express Co.	Consumer Finance	4.67%
JPMorgan Chase & Co.	Banks	4.10%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	3.50%
Bank of New York Mellon Corp.	Capital Markets	3.48%
United Technologies Corp.	Capital Goods	3.20%
Monsanto Co.	Materials	3.12%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.77%

*Alphabet Inc. holding includes Class A and Class C

4

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2015

New Positions Added (01/01/15-12/31/15)
(Highlighted positions are those greater than 2.00% of the Fund's 12/31/15 net assets)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/15 Net Assets
Advance Auto Parts, Inc.	Retailing	05/15/15	0.56%
Apache Corp.	Energy	10/13/15	2.66%
Cabot Oil & Gas Corp.	Energy	04/28/15	1.18%
Capital One Financial Corp.	Consumer Finance	07/24/15	1.01%
Didi Kuaidi Joint Co., Series A-17, Pfd.	Software & Services	07/27/15	0.79%
Facebook Inc., Class A	Software & Services	11/16/15	1.05%
Johnson Controls, Inc.	Automobiles & Components	09/11/15	1.50%
Monsanto Co.	Materials	08/26/15	3.12%
Occidental Petroleum Corp.	Energy	07/24/15	1.56%
Precision Castparts Corp.	Capital Goods	04/01/15	–
Standard Chartered PLC	Banks	06/11/15	0.71%
United Technologies Corp.	Capital Goods	07/22/15	3.20%

Positions Closed (01/01/15-12/31/15)
(Gains and losses greater than $1,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Agilent Technologies, Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	05/01/15	$934,247
Brookfield Asset Management Inc., Class A	Capital Markets	05/06/15	2,386,710
Experian PLC	Commercial & Professional Services	06/08/15	39,631
Fairfax Financial Holdings Ltd., 144A	Multi-line Insurance	01/15/15	188,935
Halliburton Co.	Energy	04/06/15	535,041
Hang Lung Group Ltd.	Real Estate	03/09/15	146,285
Julius Baer Group Ltd.	Capital Markets	06/03/15	5,298,437
Keysight Technologies, Inc.	Technology Hardware & Equipment	05/08/15	382,875
Netflix Inc.	Retailing	03/19/15	1,815,316
Precision Castparts Corp.	Capital Goods	08/13/15	431,120
Sysco Corp.	Food & Staples Retailing	03/24/15	305,944
Textron Inc.	Capital Goods	02/10/15	830,974

5

DAVIS VALUE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2015. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/15)	Ending Account Value (12/31/15)	Expenses Paid During Period* (07/01/15-12/31/15)

Actual	$1,000.00	$988.88	$3.11
Hypothetical	$1,000.00	$1,022.08	$3.16

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.62%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2015

	Shares	Value (Note 1)
COMMON STOCK – (98.31%)
CONSUMER DISCRETIONARY – (19.69%)
Automobiles & Components – (1.50%)
Johnson Controls, Inc.	122,220	$4,826,468
Consumer Durables & Apparel – (1.18%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	43,800	3,152,935
Hunter Douglas N.V. (Netherlands)	16,499	648,987
		3,801,922
Consumer Services – (1.75%)
Las Vegas Sands Corp.	128,420	5,629,933
Media – (2.72%)
Liberty Global PLC, LiLAC Class C *	10,909	469,087
Liberty Global PLC, Series C *	203,020	8,277,125
		8,746,212
Retailing – (12.54%)
Advance Auto Parts, Inc.	11,900	1,791,069
Amazon.com, Inc. *	37,066	25,052,539
CarMax, Inc. *	100,660	5,432,620
Liberty Interactive Corp., Liberty Ventures, Series A *	24,083	1,086,384
Liberty Interactive Corp., QVC Group, Series A *	60,624	1,656,247
Liberty TripAdvisor Holdings Inc., Series A *	12,958	393,146
Priceline Group Inc. *	3,860	4,921,307
		40,333,312
	Total Consumer Discretionary	63,337,847
CONSUMER STAPLES – (5.32%)
Food & Staples Retailing – (2.33%)
Costco Wholesale Corp.	46,440	7,500,060
Food, Beverage & Tobacco – (2.99%)
Diageo PLC, ADR (United Kingdom)	56,153	6,124,608
Heineken Holding N.V. (Netherlands)	45,221	3,489,218
		9,613,826
	Total Consumer Staples	17,113,886
ENERGY – (6.83%)
Apache Corp.	192,180	8,546,245
Cabot Oil & Gas Corp.	213,770	3,781,591
Encana Corp. (Canada)	622,480	3,168,423
EOG Resources, Inc.	13,350	945,046
Occidental Petroleum Corp.	74,260	5,020,719
Ultra Petroleum Corp. *	200,550	501,375
	Total Energy	21,963,399
FINANCIALS – (31.97%)
Banks – (12.03%)
Citizens Financial Group Inc.	143,510	3,758,527
JPMorgan Chase & Co.	200,008	13,206,528
Standard Chartered PLC (United Kingdom)	275,058	2,285,750
Wells Fargo & Co.	358,034	19,462,728
		38,713,533
Diversified Financials – (17.04%)
Capital Markets – (5.39%)
Bank of New York Mellon Corp.	271,330	11,184,223

7

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2015

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Charles Schwab Corp.	187,380	$6,170,423
		17,354,646
Consumer Finance – (5.68%)
American Express Co.	216,099	15,029,686
Capital One Financial Corp.	44,840	3,236,551
		18,266,237
Diversified Financial Services – (5.97%)
Berkshire Hathaway Inc., Class A *	57	11,274,600
Moody's Corp.	24,730	2,481,408
Visa Inc., Class A	70,060	5,433,153
		19,189,161
		54,810,044
Insurance – (2.90%)
Multi-line Insurance – (1.38%)
Fairfax Financial Holdings Ltd. (Canada)	650	306,150
Loews Corp.	108,160	4,153,344
		4,459,494
Property & Casualty Insurance – (1.52%)
ACE Ltd.	32,010	3,740,368
Markel Corp. *	1,290	1,139,522
		4,879,890
		9,339,384
	Total Financials	102,862,961
HEALTH CARE – (7.83%)
Health Care Equipment & Services – (6.20%)
Express Scripts Holding Co. *	81,450	7,119,545
Laboratory Corp. of America Holdings *	26,920	3,328,389
Quest Diagnostics Inc.	52,620	3,743,387
UnitedHealth Group Inc.	48,860	5,747,890
		19,939,211
Pharmaceuticals, Biotechnology & Life Sciences – (1.63%)
Valeant Pharmaceuticals International, Inc. (Canada)*	51,800	5,265,470
	Total Health Care	25,204,681
INDUSTRIALS – (5.11%)
Capital Goods – (4.29%)
Orascom Construction Ltd. (United Arab Emirates)*	14,625	102,375
PACCAR Inc.	44,990	2,132,526
Schneider Electric SE (France)	22,180	1,266,912
United Technologies Corp.	107,270	10,305,429
		13,807,242
Transportation – (0.82%)
Kuehne + Nagel International AG (Switzerland)	16,839	2,316,708
Wesco Aircraft Holdings, Inc. *	25,330	303,200
		2,619,908
	Total Industrials	16,427,150

8

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2015

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (13.61%)
Semiconductors & Semiconductor Equipment – (2.77%)
Texas Instruments Inc.	162,520	$8,907,721
Software & Services – (10.84%)
Alphabet Inc., Class A *	11,530	8,970,455
Alphabet Inc., Class C *	17,383	13,191,611
Facebook Inc., Class A *	32,270	3,377,378
Microsoft Corp.	64,730	3,591,220
Oracle Corp.	76,900	2,809,157
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	21,170	1,541,388
SouFun Holdings Ltd., Class A, ADR (China)	191,140	1,412,525
		34,893,734
	Total Information Technology	43,801,455
MATERIALS – (7.95%)
Ecolab Inc.	36,890	4,219,478
LafargeHolcim Ltd. (Switzerland)*	102,716	5,215,194
Monsanto Co.	101,750	10,024,410
OCI N.V. (Netherlands)*	29,250	724,754
Praxair, Inc.	52,840	5,410,816
	Total Materials	25,594,652
TOTAL COMMON STOCK – (Identified cost $217,546,880)		316,306,031
PREFERRED STOCK – (0.79%)
INFORMATION TECHNOLOGY – (0.79%)
Software & Services – (0.79%)
Didi Kuaidi Joint Co., Series A-17 (China)*(a)	90,931	2,548,659
TOTAL PREFERRED STOCK – (Identified cost $2,518,831)		2,548,659
SHORT-TERM INVESTMENTS – (1.34%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/04/16, dated 12/31/15, repurchase value of $1,169,035 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.59%-6.50%, 06/01/22-12/01/45, total market value $1,192,380)	$1,169,000	1,169,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.34%, 01/04/16, dated 12/31/15, repurchase value of $2,444,092 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-9.50%, 07/01/17-10/20/65, total market value $2,492,880)	2,444,000	2,444,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.45%, 01/04/16, dated 12/31/15, repurchase value of $698,035 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.373%-2.88%, 02/01/21-10/01/44, total market value $711,960)	698,000	698,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,311,000)		4,311,000
Total Investments – (100.44%) – (Identified cost $224,376,711) – (b)		323,165,690
Liabilities Less Other Assets – (0.44%)		(1,419,373)
Net Assets – (100.00%)		$321,746,317

ADR: American Depositary Receipt

9

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2015

*	Non-Income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $225,783,563. At December 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$124,866,621
	Unrealized depreciation	(27,484,494)
	Net unrealized appreciation	$97,382,127

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2015

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$323,165,690
Receivables:
Capital stock sold	10,391
Dividends and interest	291,196
Prepaid expenses	8,826
Total assets	323,476,103
LIABILITIES:
Cash overdraft	31,236
Payables:
Capital stock redeemed	255,633
Investment securities purchased	1,240,476
Accrued investment advisory fee	155,940
Other accrued expenses	46,501
Total liabilities	1,729,786
NET ASSETS	$321,746,317
SHARES OUTSTANDING	33,455,076
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.62
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$33,455
Additional paid-in capital	219,226,279
Undistributed net investment income	295,710
Accumulated net realized gains from investments	3,412,329
Net unrealized appreciation on investments and foreign currency transactions	98,778,544
Net Assets	$321,746,317

*Including:
Cost of Investments	$224,376,711

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2015

INVESTMENT INCOME:
Income:
Dividends*		$5,134,157
Interest		12,433
Net securities lending fees		15,110
Total income		5,161,700
Expenses:
Investment advisory fees (Note 3)	$1,913,397
Custodian fees	73,791
Transfer agent fees	17,851
Audit fees	21,840
Legal fees	8,042
Accounting fees (Note 3)	8,496
Reports to shareholders	23,028
Directors' fees and expenses	79,161
Registration and filing fees	222
Miscellaneous	21,266
Total expenses		2,167,094
Net investment income		2,994,606
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		47,581,823
Foreign currency transactions		4,073
Net realized gain		47,585,896
Net decrease in unrealized appreciation		(44,512,888)
Net realized and unrealized gain on investments and foreign currency transactions		3,073,008
Net increase in net assets resulting from operations		$6,067,614

*Net of foreign taxes withheld as follows		$127,443

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2015	2014
OPERATIONS:
Net investment income	$2,994,606	$3,094,645
Net realized gain from investments and foreign currency transactions	47,585,896	75,593,880
Net decrease in unrealized appreciation on investments and foreign currency transactions	(44,512,888)	(56,348,187)
Net increase in net assets resulting from operations	6,067,614	22,340,338
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,634,719)	(3,407,176)
Realized gains from investment transactions	(50,844,472)	(73,745,408)
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (Note 4)	4,032,524	23,686,496
Total decrease in net assets	(43,379,053)	(31,125,750)
NET ASSETS:
Beginning of year	365,125,370	396,251,120
End of year*	$321,746,317	$365,125,370

*Including undistributed (overdistributed) net investment income of	$295,710	$(69,415)

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$63,337,847	$–	$–	$63,337,847
Consumer Staples	17,113,886	–	–	17,113,886
Energy	21,963,399	–	–	21,963,399
Financials	102,862,961	–	–	102,862,961
Health Care	25,204,681	–	–	25,204,681
Industrials	16,427,150	–	–	16,427,150
Information Technology	43,801,455	–	2,548,659	46,350,114
Materials	25,594,652	–	–	25,594,652
Short-term securities	–	4,311,000	–	4,311,000
Total Investments	$316,306,031	$4,311,000	$2,548,659	$323,165,690

Level 2 to Level 1 Transfers*:
Consumer Discretionary	$3,801,922
Consumer Staples	3,489,218
Industrials	3,583,620
Materials	724,754
Total	$11,599,514

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2015.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2015:

Investment Securities:
Beginning balance	$–
Cost of purchases	2,518,831
Increase in unrealized appreciation	29,828
Ending balance	$2,548,659

Increase in unrealized appreciation during the period on Level 3 securities still held at December 31, 2015 and included in the change in net assets for the year	$29,828

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	December 31, 2015	Technique	Input	Amount
Equity securities	$2,548,659	Market Approach	Transaction Price	$28.0285

The significant unobservable input in the table above is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. An increase in this input would result in a higher fair value measurement.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2015, amounts have been reclassified to reflect an increase in undistributed net investment income of $5,238 and a corresponding decrease in accumulated net realized gains from investments and foreign currency transactions. The Fund's net assets have not been affected by this reclassification.

16

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

The tax character of distributions paid during the years ended December 31, 2015 and 2014 was as follows:

	2015	2014
Ordinary income	$2,751,671	$3,407,176
Long-term capital gain	50,727,520	73,745,408
Total	$53,479,191	$77,152,584

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$383,292
Undistributed long-term capital gain	4,819,169
Net unrealized appreciation on investments	97,371,692
Total	$102,574,153

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2015 were $90,585,589 and $125,080,306, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2015 amounted to $8,496.

17

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 4 - CAPITAL STOCK

At December 31, 2015, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2015
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	570,876	5,479,425	(4,838,229)	1,212,072
Value:	$6,488,176	$53,479,191	$(55,934,843)	$4,032,524

	Year ended December 31, 2014
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	573,457	6,726,467	(4,462,207)	2,837,717
Value:	$7,836,605	$77,152,584	$(61,302,693)	$23,686,496

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2015.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2015, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $2,548,659 or 0.79% of the Fund's net assets as of December 31, 2015. Information regarding restricted securities is as follows:

Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2015
Didi Kuaidi Joint Co., Series A-17, Pfd.	07/27/15	90,931	$27.7005	$28.0285

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2015, the Fund declared and paid long-term capital gain distributions in the amount of $50,727,520.

During the calendar year ended December 31, 2015, $2,751,671 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $2,751,671 or 100% as income qualifying for the corporate dividends-received deduction.

18

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.32	$13.48	$10.93	$10.47	$11.97
Income (Loss) from Investment Operations:
Net Investment Income	0.10	0.12	0.12	0.20	0.13
Net Realized and Unrealized Gains (Losses)	0.10	0.73	3.53	1.16	(0.63)
Total from Investment Operations	0.20	0.85	3.65	1.36	(0.50)
Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.13)	(0.12)	(0.19)	(0.10)
Distributions from Realized Gains	(1.81)	(2.88)	(0.98)	(0.71)	(0.90)
Total Dividends and Distributions	(1.90)	(3.01)	(1.10)	(0.90)	(1.00)
Net Asset Value, End of Period	$9.62	$11.32	$13.48	$10.93	$10.47
Total Return[a]	1.60%	6.06%	33.43%	13.08%	(4.18)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$321,746	$365,125	$396,251	$345,556	$351,369
Ratio of Expenses to Average Net Assets:
Gross	0.62%	0.62%	0.62%	0.64%	0.63%
Net[b]	0.62%	0.62%	0.62%	0.64%	0.63%
Ratio of Net Investment Income to Average Net Assets	0.86%	0.82%	0.84%	1.63%	1.15%
Portfolio Turnover Rate[c]	27%	26%	10%	10%	13%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

19

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the five‑year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the five‑year period then ended, in conformity with U.S. generally accepted accounting principles.

Denver, Colorado
February 8, 2016

20

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable One Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

21

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of
one portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

*    Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

22

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2015

ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio outperformed the Standard & Poor's 500® Index (S&P 500®) for the twelve-month period ended December 31, 2015. The Fund delivered a total return of 2.01%, versus a 1.38% return for the S&P 500®. The Fund's Financial sector1 outperformed the Index's Financial sector (up about 1%, versus down 1%).

Contributors to Performance

Insurance companies made significant contributions to performance2. The Fund's Insurance holdings were up about 13%, compared to up 2% for the S&P 500® Insurance industry group. Markel3 (up 29%) was the Fund's overall top contributor and its second-largest holding. Chubb (up 31%), Everest Re Group (up 10%), and American International Group (up 12%) were also key contributors.

The Fund held one company in the Information Technology sector, which helped returns. This strong performer was Alphabet Inc. (up 46%), a holding company for Google, Inc.

Additional contributors included Visa (up 19%), Julius Baer Group (up 8%), and Charles Schwab (up 10%), all from the Diversified Financials industry group; and JPMorgan Chase (up 8%) and Citizens Financial Group (up 7%), both from the Banking industry group.

Detractors from Performance

Diversified Financial companies represented the largest industry group in the Fund and detracted from performance. The Fund's Diversified Financial holdings were down about 3%, compared to down 6% for the S&P 500® Diversified Financials industry group. Specifically, the Consumer Finance sub-industry group produced the overall top detractor, American Express (down 24%), along with another key detractor, Capital One Financial (down 11%).

Additional detractors from the Diversified Financials industry group included Berkshire Hathaway (down 12%), Cielo (down 34%), and Goldman Sachs (down 6%).

Banking companies also hindered performance. The Fund's Bank holdings were down about 4%, compared to up 1% for the S&P 500® Banking industry group. Standard Chartered (down 48%), ICICI Bank (down 31%), U.S. Bancorp (down 3%), and DBS Group Holdings (down 5%) were weak performers.

The Fund had approximately 11% of its net assets invested in foreign securities. As a whole, the Fund's foreign holdings underperformed its domestic holdings (down 15%, versus up 5%).

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Past performance does not guarantee future results, fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the period ended December 31, 2015, unless otherwise noted. Return figures for underlying fund positions reflect the return of the security from the beginning of the year or the date of first purchase if subsequent thereto through the end of the year or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g. trading activity, weighting).
1    The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on December 31, 2005

Average Annual Total Return for periods ended December 31, 2015

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	2.01%	10.57%	4.46%	4.94%	0.68%	0.68%
Standard & Poor's 500® Index	1.38%	12.57%	7.31%	4.37%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2015

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/15 Net Assets)		(% of 12/31/15 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	87.47%	Diversified Financials	43.13%	4.97%
Common Stock (Foreign)	10.57%	Insurance	27.96%	2.71%
Short-Term Investments	1.97%	Banks	25.47%	6.04%
Other Assets & Liabilities	(0.01)%	Information Technology	3.44%	20.69%
	100.00%	Health Care	–	15.15%
		Capital Goods	–	7.25%
		Energy	–	6.50%
		Food, Beverage & Tobacco	–	5.64%
		Retailing	–	5.52%
		Media	–	3.03%
		Other	–	22.50%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/15 Net Assets)

Wells Fargo & Co.	Banks	8.23%
Markel Corp.	Property & Casualty Insurance	7.57%
Bank of New York Mellon Corp.	Capital Markets	6.06%
Visa Inc., Class A	Diversified Financial Services	5.80%
American Express Co.	Consumer Finance	5.66%
JPMorgan Chase & Co.	Banks	5.10%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	4.69%
ACE Ltd.	Property & Casualty Insurance	4.27%
Everest Re Group, Ltd.	Reinsurance	4.19%
Citizens Financial Group Inc.	Banks	3.80%

New Positions Added (01/01/15-12/31/15)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/15 Net Assets
DBS Group Holdings Ltd.	Banks	09/02/15	1.92%
Standard Chartered PLC	Banks	05/18/15	1.81%

Positions Closed (01/01/15-12/31/15)
NONE

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2015. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/15)	Ending Account Value (12/31/15)	Expenses Paid During Period* (07/01/15-12/31/15)

Actual	$1,000.00	$989.66	$3.41
Hypothetical	$1,000.00	$1,021.78	$3.47

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.68%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2015

	Shares	Value (Note 1)
COMMON STOCK – (98.04%)
FINANCIALS – (94.67%)
Banks – (24.97%)
Citizens Financial Group Inc.	97,880	$2,563,477
DBS Group Holdings Ltd. (Singapore)	110,000	1,294,802
ICICI Bank Ltd., ADR (India)	52,390	410,214
JPMorgan Chase & Co.	52,170	3,444,785
Standard Chartered PLC (United Kingdom)	147,502	1,225,751
U.S. Bancorp	55,410	2,364,345
Wells Fargo & Co.	102,270	5,559,397
		16,862,771
Diversified Financials – (42.29%)
Capital Markets – (17.40%)
Bank of New York Mellon Corp.	99,280	4,092,322
Brookfield Asset Management Inc., Class A (Canada)	51,750	1,631,677
Charles Schwab Corp.	62,830	2,068,992
Goldman Sachs Group, Inc.	10,800	1,946,484
Julius Baer Group Ltd. (Switzerland)	41,484	2,015,387
		11,754,862
Consumer Finance – (9.13%)
American Express Co.	54,970	3,823,163
Capital One Financial Corp.	32,420	2,340,076
		6,163,239
Diversified Financial Services – (15.76%)
Berkshire Hathaway Inc., Class A *	16	3,164,800
Cielo S.A. (Brazil)	65,828	558,904
McGraw Hill Financial Inc.	14,750	1,454,055
Moody's Corp.	15,460	1,551,256
Visa Inc., Class A	50,500	3,916,275
		10,645,290
		28,563,391
Insurance – (27.41%)
Insurance Brokers – (3.22%)
Marsh & McLennan Cos, Inc.	39,210	2,174,195
Multi-line Insurance – (5.68%)
American International Group, Inc.	32,420	2,009,067
Loews Corp.	47,580	1,827,072
		3,836,139
Property & Casualty Insurance – (14.32%)
ACE Ltd.	24,660	2,881,521
Chubb Corp.	12,670	1,680,549
Markel Corp. *	5,785	5,110,180
		9,672,250
Reinsurance – (4.19%)
Everest Re Group, Ltd.	15,460	2,830,571
		18,513,155
	Total Financials	63,939,317

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2015

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.37%)
Software & Services – (3.37%)
	Alphabet Inc., Class A *	1,480	$1,151,455
	Alphabet Inc., Class C *	1,485	1,126,937
		Total Information Technology	2,278,392
	TOTAL COMMON STOCK – (Identified cost $40,635,763)		66,217,709
SHORT-TERM INVESTMENTS – (1.97%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/04/16, dated 12/31/15, repurchase value of $361,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.59%-6.50%, 06/01/22-12/01/45, total market value $368,220)	$361,000	361,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.34%, 01/04/16, dated 12/31/15, repurchase value of $755,029 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.345%-6.50%, 10/01/18-12/20/45, total market value $770,100)	755,000	755,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.45%, 01/04/16, dated 12/31/15, repurchase value of $216,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.27%-5.50%, 01/01/21-08/01/36, total market value $220,320)	216,000	216,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,332,000)		1,332,000
	Total Investments – (100.01%) – (Identified cost $41,967,763) – (a)		67,549,709
	Liabilities Less Other Assets – (0.01%)		(8,558)
	Net Assets – (100.00%)		$67,541,151

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $41,973,918. At December 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$26,901,954
	Unrealized depreciation		(1,326,163)
	Net unrealized appreciation		$25,575,791

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2015

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$67,549,709
Cash	1,808
Receivables:
Capital stock sold	27,795
Dividends and interest	37,886
Prepaid expenses	1,795
Total assets	67,618,993
LIABILITIES:
Payables:
Capital stock redeemed	16,727
Accrued audit fees	13,090
Accrued custodian fees	7,095
Accrued investment advisory fee	32,758
Other accrued expenses	8,172
Total liabilities	77,842
NET ASSETS	$67,541,151
SHARES OUTSTANDING	5,075,538
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.31
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$5,076
Additional paid-in capital	41,616,209
Overdistributed net investment income	(16,170)
Accumulated net realized gains from investments	354,090
Net unrealized appreciation on investments and foreign currency transactions	25,581,946
Net Assets	$67,541,151

*Including:
Cost of Investments	$41,967,763

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2015

INVESTMENT INCOME:
Income:
Dividends*		$1,084,803
Interest		1,758
Total income		1,086,561
Expenses:
Investment advisory fees (Note 3)	$397,980
Custodian fees	28,278
Transfer agent fees	11,194
Audit fees	19,320
Legal fees	1,662
Accounting fees (Note 3)	2,004
Reports to shareholders	4,073
Directors' fees and expenses	18,911
Registration and filing fees	46
Miscellaneous	10,991
Total expenses		494,459
Net investment income		592,102
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		7,991,339
Foreign currency transactions		(6,259)
Net realized gain		7,985,080
Net decrease in unrealized appreciation		(7,310,026)
Net realized and unrealized gain on investments and foreign currency transactions		675,054
Net increase in net assets resulting from operations		$1,267,156

*Net of foreign taxes withheld as follows		$4,815

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2015	2014
OPERATIONS:
Net investment income	$592,102	$736,378
Net realized gain from investments and foreign currency transactions	7,985,080	8,865,413
Net decrease in unrealized appreciation on investments and foreign currency transactions	(7,310,026)	(436,144)
Net increase in net assets resulting from operations	1,267,156	9,165,647
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(605,773)	(909,661)
Realized gains from investment transactions	(8,237,628)	(8,532,944)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(2,742,090)	(2,744,465)
Total decrease in net assets	(10,318,335)	(3,021,423)
NET ASSETS:
Beginning of year	77,859,486	80,880,909
End of year*	$67,541,151	$77,859,486
*Including overdistributed net investment income of	$(16,170)	$(11,934)

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$63,939,317	$–	$–	$63,939,317
Information Technology	2,278,392	–	–	2,278,392
Short-term securities	–	1,332,000	–	1,332,000
Total Investments	$66,217,709	$1,332,000	$–	$67,549,709

Level 2 to Level 1 Transfers*:
Financials	$2,574,291

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2015.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, Directors' deferred compensation payments, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2015, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $9,435 and a corresponding decrease in accumulated net realized gains from investments and foreign currency transactions. The Fund's net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2015 and 2014 was as follows:

	2015	2014
Ordinary income	$828,407	$1,115,882
Long-term capital gain	8,014,994	8,326,723
Total	$8,843,401	$9,442,605

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain	$360,245
Net unrealized appreciation on investments	25,575,791
Total	$25,936,036

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2015 were $8,354,664 and $18,619,863, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2015 amounted to $2,004.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 4 - CAPITAL STOCK

At December 31, 2015, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2015
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	377,808	654,582	(1,155,693)	(123,303)
Value:	$5,851,073	$8,843,401	$(17,436,564)	$(2,742,090)

	Year ended December 31, 2014
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	157,075	623,274	(944,834)	(164,485)
Value:	$2,531,609	$9,442,605	$(14,718,679)	$(2,744,465)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2015.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2015, the Fund declared and paid long-term capital gain distributions in the amount of $8,014,994.

During the calendar year ended December 31, 2015, $828,407 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $816,062 or 99% as income qualifying for the corporate dividends-received deduction.

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.98	$15.08	$11.55	$9.98	$11.00
Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.17	0.13	0.12	0.14
Net Realized and Unrealized Gains (Losses)	0.20	1.79	3.48	1.75	(1.01)
Total from Investment Operations	0.33	1.96	3.61	1.87	(0.87)
Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.20)	(0.08)	(0.23)	(0.15)
Distributions from Realized Gains	(1.86)	(1.86)	–	–[a]	–
Return of Capital	–	–	–	(0.07)	–
Total Dividends and Distributions	(2.00)	(2.06)	(0.08)	(0.30)	(0.15)
Net Asset Value, End of Period	$13.31	$14.98	$15.08	$11.55	$9.98
Total Return[b]	2.01%	12.85%	31.26%	18.83%	(7.96)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$67,541	$77,859	$80,881	$67,255	$60,834
Ratio of Expenses to Average Net Assets:
Gross	0.68%	0.68%	0.68%	0.69%	0.69%
Net[c]	0.68%	0.68%	0.68%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	0.82%	0.96%	0.90%	0.98%	0.99%
Portfolio Turnover Rate[d]	12%	32%	2%	16%	11%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the five‑year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the five‑year period then ended, in conformity with U.S. generally accepted accounting principles.

Denver, Colorado
February 8, 2016

17

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable One Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

*Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

19

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2015

ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio underperformed the Wilshire U.S. Real Estate Securities Index ("Wilshire Index") for the twelve-month period ended December 31, 2015. The Fund delivered a total return of 1.65%, versus a 4.81% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the weakest performance were Hotel & Resort REITs (down 24%), Hotels, Resorts & Cruise Lines (down 22%), and Health Care REITs (down 7%). The sub-industries within the Wilshire Index that reported the strongest performance were Specialized REITs (up 35%), Residential REITs (up 17%), and Retail REITs (up 5%).

Detractors from Performance
The Fund's holdings in the Hotel & Resort REITs sub-industry were the most significant detractor from performance2. The Fund's Hotel & Resort REITs holdings were down about 36%, compared to down 24% for the Wilshire Index. Leading detractors were DiamondRock Hospitality3 (down 32%) and Host Hotels & Resorts (down 12%). The Fund no longer owns Host Hotels & Resorts. Although the Hotel & Resort REITs sub-industry was a major detractor from performance, the Fund benefited from a lower average weighting (2%, compared to 8% for the Wilshire Index) in the weakest performing sector.

Returns from holdings in the Consumer Services industry group, which include the Hotels, Resorts & Cruise Lines sub-industry, also hurt performance. The Fund suffered from an overweight position (3%, compared to less than 1% for the Wilshire Index) in a weak performing sub-industry. The Fund's Hotels, Resorts & Cruise Lines holdings were down about 16%, compared to down 22% for the Wilshire Index. Hyatt Hotels (down 18%) was a key detractor.

The Real Estate Operating Companies sub-industry produced the Fund's overall top detractor, Brookdale Senior Living (down 37%). The Fund no longer owns Brookdale Senior Living.

Additional detractors were Corporate Office Properties Trust (down 16%) and Brandywine Realty Trust (down 15%) from the Office REITs sub-industry; and DDR (down 4%) and CBL & Associates Properties (down 25%) from the Retail REITs sub-industry. The Fund no longer owns Corporate Office Properties Trust or Brandywine Realty Trust.

Contributors to Performance
The Fund held a large position in the Residential REITs sub-industry, which made significant contributions to performance. The Fund's Residential REITs holdings were up about 12%, compared to up 17% for the Wilshire Index. Equity Residential (up 27%), AvalonBay Communities (up 16%), and Essex Property Trust (up 19%) were strong performers.

The Specialized REITs sub-industry also helped returns. The Fund's Specialized REITs holdings were up about 24%, compared to up 35% for the Wilshire Index. CyrusOne (up 41%), a data center provider, was the Fund's overall top contributor. However, the Fund suffered from a lower average weighting (8%, compared to 10% for the Wilshire Index) in this strong performing sector.

Another contributor to performance was the Fund's underweighted position (3%, compared to 12% for the Wilshire Index) in the weak performing Health Care REITs sub-industry.

Additional contributors were Simon Property Group (up 18%), the Fund's second-largest holding, and Macerich (up 19%), both from the Retail REITs sub-industry; and Forest City Enterprises (up 3%) from the Real Estate Operating Companies sub-industry.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, focused portfolio risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.
Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the period ended December 31, 2015, unless otherwise noted. Return figures for underlying fund positions reflect the return of the security from the beginning of the year or the date of first purchase if subsequent thereto through the end of the year or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g. trading activity, weighting).
1    The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
2    A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3    This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2005

Average Annual Total Return for periods ended December 31, 2015

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	1.65%	10.29%	4.49%	8.66%	0.85%	0.85%
Standard & Poor's 500® Index	1.38%	12.57%	7.31%	4.37%
Wilshire U.S. Real Estate Securities Index	4.81%	12.44%	7.26%	11.12%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2015

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/15 Net Assets)		(% of 12/31/15 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	94.62%	Retail REITs	27.09%	23.89%
Common Stock (Foreign)	1.08%	Residential REITs	22.20%	19.06%
Preferred Stock	0.16%	Office REITs	14.40%	15.70%
Short-Term Investments	3.87%	Industrial REITs	12.71%	4.79%
Other Assets & Liabilities	0.27%	Specialized REITs	9.64%	14.32%
	100.00%	Diversified REITs	3.52%	3.33%
		Diversified Real Estate Activities	3.38%	–
		Consumer Services	3.03%	0.25%
		Information Technology	1.12%	–
		Health Care REITs	1.11%	11.71%
		Real Estate Operating Companies	1.02%	0.87%
		Hotel & Resort REITs	0.78%	6.08%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/15 Net Assets)

Boston Properties, Inc.	Office REITs	5.18%
Simon Property Group, Inc.	Retail REITs	4.67%
Vornado Realty Trust	Office REITs	3.95%
Acadia Realty Trust	Retail REITs	3.65%
Kite Realty Group Trust	Retail REITs	3.57%
Alexander & Baldwin Inc.	Diversified Real Estate Activities	3.24%
CyrusOne Inc.	Specialized REITs	3.16%
American Campus Communities, Inc.	Residential REITs	3.03%
American Residential Properties, Inc.	Residential REITs	2.86%
AvalonBay Communities, Inc.	Residential REITs	2.72%

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2015

New Positions Added (01/01/15-12/31/15)
(Highlighted positions are those greater than 2.00% of the Fund's 12/31/15 net assets)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/15 Net Assets
American Tower Corp.	Specialized REITs	04/16/15	–
Apartment Investment & Management Co.,
Class A	Residential REITs	01/14/15	1.22%
Brixmor Property Group, Inc.	Retail REITs	02/10/15	2.06%
Brookdale Senior Living Inc.	Real Estate Operating Companies	01/07/15	–
Camden Property Trust	Residential REITs	01/29/15	–
Campus Crest Communities Inc., Series A,
8.00%, Cum. Pfd.	Residential REITs	04/01/15	0.11%
CorEnergy Infrastructure Trust, Inc.	Specialized REITs	12/08/15	0.42%
CorEnergy Infrastructure Trust, Inc.,
Series A, 7.375%, Cum. Pfd.	Specialized REITs	12/08/15	0.05%
Crown Castle International Corp.	Specialized REITs	01/13/15	1.65%
CyrusOne Inc.	Specialized REITs	01/07/15	3.16%
DiamondRock Hospitality Co.	Hotel & Resort REITs	02/05/15	0.75%
Equinix Inc.	Office REITs	01/08/15	–
Equity Residential	Residential REITs	06/29/15	2.48%
HCP, Inc.	Health Care REITs	03/18/15	–
Hyatt Hotels Corp., Class A	Consumer Services	01/07/15	1.14%
InterXion Holding N.V.	Software & Services	06/04/15	1.08%
QTS Realty Trust Inc., Class A	Specialized REITs	03/09/15	–
Retail Opportunity Investments Corp.	Retail REITs	01/07/15	1.96%
Rexford Industrial Realty, Inc.	Industrial REITs	09/01/15	0.18%
Starwood Hotels & Resorts Worldwide, Inc.	Consumer Services	07/17/15	0.94%
UDR, Inc.	Residential REITs	01/14/15	1.44%
Welltower Inc.	Health Care REITs	03/18/15	–
Windstream Holdings Inc.	Telecommunication Services	01/13/15	–

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2015

Positions Closed (01/01/15-12/31/15)
(Gains and losses greater than $80,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
American Tower Corp.	Specialized REITs	12/04/15	$(12,562)
Brandywine Realty Trust	Office REITs	12/09/15	(44,852)
Brookdale Senior Living Inc.	Real Estate Operating Companies	10/14/15	(148,675)
Camden Property Trust	Residential REITs	08/25/15	(16,774)
Campus Crest Communities, Inc.	Residential REITs	02/17/15	9,956
Care Capital Properties, Inc.	Health Care REITs	08/19/15	696
Communications Sales & Leasing, Inc.	Specialized REITs	06/05/15	(16,345)
CoreSite Realty Corp.	Office REITs	01/09/15	124,058
Corporate Office Properties Trust	Office REITs	08/12/15	26,275
CubeSmart	Specialized REITs	01/07/15	119,645
Equinix Inc.	Office REITs	04/24/15	31,943
Forest City Enterprises, Inc., Conv.
Sr. Notes, 5.00%, 10/15/16	Real Estate Operating Companies	12/04/15	50,494
General Growth Properties, Inc.	Retail REITs	08/26/15	176,388
HCP, Inc.	Health Care REITs	03/18/15	4,364
Host Hotels & Resorts Inc.	Hotel & Resort REITs	02/27/15	114,922
Las Vegas Sands Corp.	Consumer Services	04/16/15	(24,392)
LaSalle Hotel Properties	Hotel & Resort REITs	05/07/15	81,038
Paramount Group, Inc.	Office REITs	04/14/15	10,278
Public Storage	Specialized REITs	01/16/15	68,525
QTS Realty Trust Inc., Class A	Specialized REITs	08/13/15	17,521
SBA Communications Corp., Class A	Telecommunication Services	03/13/15	63,405
SL Green Realty Corp.	Office REITs	03/20/15	59,552
Taubman Centers, Inc.	Retail REITs	02/18/15	(9,631)
Urban Edge Properties	Retail REITs	02/10/15	18,788
Ventas, Inc.	Health Care REITs	11/06/15	63,046
Welltower Inc.	Health Care REITs	11/06/15	(44,433)
Weyerhaeuser Co.	Specialized REITs	01/14/15	85,836
Windstream Holdings Inc.	Telecommunication Services	06/04/15	(16,004)
WP GLIMCHER, Inc.	Retail REITs	02/10/15	(1,963)
Wynn Resorts Ltd.	Consumer Services	04/16/15	(50,262)

DAVIS REAL ESTATE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2015. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/15)	Ending Account Value (12/31/15)	Expenses Paid During Period* (07/01/15-12/31/15)

Actual	$1,000.00	$1,075.43	$4.60
Hypothetical	$1,000.00	$1,020.77	$4.48

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.88%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2015

	Shares	Value (Note 1)
COMMON STOCK – (95.70%)
CONSUMER DISCRETIONARY – (2.90%)
Consumer Services – (2.90%)
Extended Stay America, Inc.	9,250	$147,075
Hyatt Hotels Corp., Class A *	4,330	203,597
Starwood Hotels & Resorts Worldwide, Inc.	2,440	169,043
Total Consumer Discretionary		519,715
FINANCIALS – (91.72%)
Real Estate – (91.72%)
Real Estate Investment Trusts (REITs) – (87.50%)
Diversified REITs – (3.38%)
Cousins Properties, Inc.	42,350	399,361
Liberty Property Trust	6,620	205,551
		604,912
Health Care REITs – (1.06%)
National Health Investors, Inc.	3,130	190,523
Hotel & Resort REITs – (0.75%)
DiamondRock Hospitality Co.	13,890	134,039
Industrial REITs – (12.19%)
DCT Industrial Trust Inc.	11,470	428,634
EastGroup Properties, Inc.	7,630	424,304
First Industrial Realty Trust, Inc.	17,680	391,259
Prologis, Inc.	10,160	436,067
Rexford Industrial Realty, Inc.	1,940	31,738
Terreno Realty Corp.	20,850	471,627
		2,183,629
Office REITs – (13.80%)
Alexandria Real Estate Equities, Inc.	2,760	249,393
BioMed Realty Trust, Inc.	12,520	296,599
Boston Properties, Inc.	7,280	928,491
Highwoods Properties, Inc.	6,680	291,248
Vornado Realty Trust	7,080	707,717
		2,473,448
Residential REITs – (21.16%)
American Campus Communities, Inc.	13,120	542,381
American Homes 4 Rent, Class A	12,910	215,081
American Residential Properties, Inc.	27,120	512,568
Apartment Investment & Management Co., Class A	5,470	218,964
AvalonBay Communities, Inc.	2,650	487,944
Education Realty Trust, Inc.	8,746	331,298
Equity Residential	5,450	444,666
Essex Property Trust, Inc.	1,520	363,903
Post Properties, Inc.	7,060	417,670
UDR, Inc.	6,870	258,106
		3,792,581
Retail REITs – (25.97%)
Acadia Realty Trust	19,730	654,049
Brixmor Property Group, Inc.	14,320	369,742
CBL & Associates Properties, Inc.	5,870	72,612
Cedar Realty Trust Inc.	58,270	412,552

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2015

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
DDR Corp.	17,830	$300,257
Federal Realty Investment Trust	2,250	328,725
Kite Realty Group Trust	24,649	639,149
Macerich Co.	4,490	362,298
Ramco-Gershenson Properties Trust	19,700	327,217
Retail Opportunity Investments Corp.	19,590	350,661
Simon Property Group, Inc.	4,300	836,092
		4,653,354
Specialized REITs – (9.19%)
CatchMark Timber Trust Inc., Class A	36,850	416,773
CorEnergy Infrastructure Trust, Inc.	5,070	75,239
Crown Castle International Corp.	3,420	295,659
CyrusOne Inc.	15,110	565,869
DuPont Fabros Technology Inc.	9,240	293,740
		1,647,280
		15,679,766
Real Estate Management & Development – (4.22%)
Diversified Real Estate Activities – (3.24%)
Alexander & Baldwin Inc.	16,450	580,849
Real Estate Operating Companies – (0.98%)
Forest City Enterprises, Inc., Class A *	8,020	175,879
		756,728
	Total Financials	16,436,494
INFORMATION TECHNOLOGY – (1.08%)
Software & Services – (1.08%)
InterXion Holding N.V. (Netherlands)*	6,400	192,960
	Total Information Technology	192,960
TOTAL COMMON STOCK – (Identified cost $15,903,840)		17,149,169
PREFERRED STOCK – (0.16%)
FINANCIALS – (0.16%)
Real Estate – (0.16%)
Real Estate Investment Trusts (REITs) – (0.16%)
Residential REITs – (0.11%)
Campus Crest Communities Inc., Series A, 8.00%, Cum. Pfd.	750	20,175
Specialized REITs – (0.05%)
CorEnergy Infrastructure Trust, Inc., Series A, 7.375%, Cum. Pfd.	480	8,741
	Total Financials	28,916
TOTAL PREFERRED STOCK – (Identified cost $23,955)		28,916
SHORT-TERM INVESTMENTS – (3.87%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.27%, 01/04/16, dated 12/31/15, repurchase value of $189,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.59%-6.50%, 06/01/22-12/01/45, total market value $192,780)	$189,000	189,000

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2015

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.34%, 01/04/16, dated 12/31/15, repurchase value of $393,015 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.345%-6.00%, 03/01/19-10/20/65, total market value $400,860)	$393,000	$393,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.45%, 01/04/16, dated 12/31/15, repurchase value of $112,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.466%-4.50%, 04/01/25-10/01/44, total market value $114,240)	112,000	112,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $694,000)	694,000
		Total Investments – (99.73%) – (Identified cost $16,621,795) – (a)	17,872,085
		Other Assets Less Liabilities – (0.27%)	48,634
		Net Assets – (100.00%)	$17,920,719

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $16,730,334. At December 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$1,522,493
		Unrealized depreciation	(380,742)
		Net unrealized appreciation	$1,141,751

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2015

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$17,872,085
Cash	1,005
Receivables:
Dividends and interest	85,862
Prepaid expenses	551
Total assets	17,959,503
LIABILITIES:
Payables:
Capital stock redeemed	3,360
Accrued audit fees	13,090
Accrued custodian fees	4,500
Accrued investment advisory fee	10,429
Other accrued expenses	7,405
Total liabilities	38,784
NET ASSETS	$17,920,719
SHARES OUTSTANDING	1,346,706
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.31
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,347
Additional paid-in capital	17,701,925
Undistributed net investment income	203,816
Accumulated net realized losses from investments	(1,236,659)
Net unrealized appreciation on investments	1,250,290
Net Assets	$17,920,719

*Including:
Cost of Investments	$16,621,795

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2015

INVESTMENT INCOME:
Income:
Dividends		$400,961
Interest		4,684
Total income		405,645
Expenses:
Investment advisory fees (Note 3)	$119,206
Custodian fees	20,637
Transfer agent fees	6,264
Audit fees	19,320
Legal fees	499
Accounting fees (Note 3)	2,004
Reports to shareholders	24
Directors' fees and expenses	7,869
Registration and filing fees	16
Miscellaneous	9,220
Total expenses		185,059
Net investment income		220,586
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from:
Investment transactions		1,684,455
Net realized gain		1,684,455
Net decrease in unrealized appreciation		(1,628,479)
Net realized and unrealized gain on investments		55,976
Net increase in net assets resulting from operations		$276,562

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2015	2014
OPERATIONS:
Net investment income	$220,586	$328,476
Net realized gain from investments and foreign currency transactions	1,684,455	2,117,203
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,628,479)	3,448,142
Net increase in net assets resulting from operations	276,562	5,893,821
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(329,211)	(294,901)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(8,163,433)	(1,473,137)
Total increase (decrease) in net assets	(8,216,082)	4,125,783
NET ASSETS:
Beginning of year	26,136,801	22,011,018
End of year*	$17,920,719	$26,136,801
*Including undistributed net investment income of	$203,816	$312,441

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$519,715	$–	$–	$519,715
Financials	16,465,410	–	–	16,465,410
Information Technology	192,960	–	–	192,960
Short-term securities	–	694,000	–	694,000
Total Investments	$17,178,085	$694,000	$–	$17,872,085

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2015.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012. At December 31, 2015, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$1,128,000

Utilized in 2015	$1,778,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

The tax character of distributions paid during the years ended December 31, 2015 and 2014 was as follows:

	2015	2014
Ordinary income	$329,211	$294,901

As of December 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$209,269
Accumulated net realized losses from investments	(1,128,122)
Net unrealized appreciation on investments	1,141,751
Total	$222,898

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2015 were $19,614,209 and $26,047,005, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2015 amounted to $2,004.

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2015

NOTE 4 - CAPITAL STOCK

At December 31, 2015, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2015
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	189,766	25,059	(832,198)	(617,373)
Value:	$2,571,044	$329,211	$(11,063,688)	$(8,163,433)

	Year ended December 31, 2014
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	374,250	24,154	(518,708)	(120,304)
Value:	$4,421,152	$294,901	$(6,189,190)	$(1,473,137)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2015.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2015, $329,211 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $11,739 or 4% as income qualifying for the corporate dividends-received deduction.

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.31	$10.56	$10.83	$9.34	$8.69
Income (Loss) from Investment Operations:
Net Investment Income	0.14[a]	0.17	0.19	0.16	0.14
Net Realized and Unrealized Gains (Losses)	0.08	2.73	(0.33)	1.44	0.63
Total from Investment Operations	0.22	2.90	(0.14)	1.60	0.77
Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.15)	(0.13)	(0.11)	(0.12)
Total Dividends and Distributions	(0.22)	(0.15)	(0.13)	(0.11)	(0.12)
Net Asset Value, End of Period	$13.31	$13.31	$10.56	$10.83	$9.34
Total Return[b]	1.65%	27.54%	(1.32)%	17.15%	8.89%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,921	$26,137	$22,011	$28,068	$24,226
Ratio of Expenses to Average Net Assets:
Gross	0.85%	0.81%	0.81%	0.77%	0.81%
Net[c]	0.85%	0.81%	0.81%	0.77%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.34%	1.52%	1.55%	1.50%
Portfolio Turnover Rate[d]	95%	54%	73%	51%	75%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the five‑year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the five‑year period then ended, in conformity with U.S. generally accepted accounting principles.

Denver, Colorado
February 8, 2016

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable One Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	Director, exp Global Inc. (engineering).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

*    Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP ("KPMG") for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2015 and December 31, 2014 were $60,480 and $60,480, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2015 and December 31, 2014 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2015 and December 31, 2014 were $24,255 and $20,845, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2015 and December 31, 2014 were $0 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable

(g)
The Funds' independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2015 and December 31, 2014.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1)	The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3)	Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2016

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: February 8, 2016